Note 25 - Segmented Information	12 Months Ended
Oct. 31, 2013
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]

25.     Segmented Information

Nordion operates as a global life sciences company with three business segments: Sterilization Technologies, Medical Isotopes and Targeted Therapies. These segments are organized predominantly around the products and services provided to customers identified for the businesses.

On July 13, 2013, the Company completed the sale of its Targeted Therapies business to BTG (Note 3). Under the terms of an MSA entered into at the closing of the transaction, Nordion continues to manufacture the Targeted Therapies’ product and generate significant cash flows from the disposed business for a contract term of three years, with the possibility of up to a two-year extension at BTG’s option. Therefore, the results of the historical Targeted Therapies business are reported as part of continuing operations and the results of the MSA are reported with the Company’s Contract Manufacturing product line of Medical Isotopes segment.

The accounting policies of the segments are the same as those described in the summary of significant accounting policies. There are no significant inter-segment transactions. Segmented earnings are computed by accumulating the segment’s operating income, interest costs, other expenses and foreign exchange translations. The corporate segment results include the incremental cost of corporate overhead in excess of the amount allocated to the other operating segments, as well as certain other costs and income items that do not pertain to a business segment. Management does not track or allocate assets on a business segment basis. Accordingly, assets and additions to assets are not disclosed on a business segment basis in the following financial information. Related expenses, such as depreciation, are allocated to each segment and reported appropriately herein.

The information presented below is for continuing operations.

			Year ended October 31, 2013
	Specialty Isotopes
	Sterilization Technologies	Medical Isotopes	Targeted Therapies	Corporate and Other	Total
Revenues	$96,120	$100,348	$36,322	$-	$232,790
Direct cost of revenues	43,298	55,946	10,999	-	110,243
Selling, general and administration(a)	17,469	17,867	16,827	15,950	68,113
Other expense (income), net(b)	44	665	5,460	(3,971)	2,198
Segment earnings (loss)	$35,309	25,870	$3,036	$(11,979)	$52,236
Depreciation and amortization	3,746	7,054	1,024	-	11,824
Restructuring charges, net(Note 19)					143
AECL arbitration and legal costs					567
Gain on sale of Targeted Therapies business(Note 3)					(188,870)
Impairment of long-lived assets (Note 7)					29,201
Litigation settlement gain, net(Note 12 and 27)					(42,488)
Loss on Celerion note receivable(Note 10(b))					218
Pension settlement loss(Note 24)					7,003
Gain on sale of investments(Note 20)					(814)
Internal investigation costs(Note 26)					11,849
Strategic review costs					1,873
Change in fair value of embedded derivatives (Note 18)					1,044
Operating income from continuing operations					$220,686

(a)	excludes internal investigation costs of $11.8 million, strategic review costs of $1.9 million, and AECL arbitration and legal costs of $0.6 million

(b)

excludes litigation settlement gain, net of $42.5 million, pension settlement loss of $7.0 million, loss on Celerion note receivable of $0.2 million and recovery from previously written off investments of $0.8 million

			Year ended October 31, 2012
	Specialty Isotopes
	Sterilization Technologies	Medical Isotopes	Targeted Therapies	Corporate and Other	Total
Revenues	$95,434	$100,955	$48,451	$-	$244,840
Direct cost of revenues	42,284	54,982	13,726	-	110,992
Selling, general and administration(a)	13,766	14,189	16,565	9,908	54,428
Other expense (income), net (b)	347	2,345	4,082	(1,202)	5,572
Segment earnings (loss)	$39,037	$29,439	$14,078	$(8,706)	$73,848
Depreciation and amortization	4,850	10,621	1,609	-	17,080
Restructuring charges, net(Note 19)					1,781
AECL arbitration and legal costs					5,576
Litigation accruals(Note 12 and 27)					24,058
Loss on Celerion note receivable(Note 20)					2,411
Internal investigation costs(Note 26)					9,827
Change in fair value of embedded derivatives(Note 18)					12,020
Operating income from continuing operations					$1,095

(a)	excludes AECL arbitration and legal costs of $5.6 million and internal investigation costs of $9.8 million

(b)	excludes estimated litigation accruals of $24.1 million (Note 27) and loss on Celerion note receivable of $2.4 million

			Year ended October 31, 2011
	Specialty Isotopes
	Sterilization Technologies	Medical Isotopes	Targeted Therapies	Corporate and Other	Total
Revenues	$108,662	$122,789	$42,576	$-	$274,027
Direct cost of revenues	47,308	66,178	12,590	-	126,076
Selling, general and administration(a)	15,007	16,055	14,067	7,806	52,935
Other expense, net(b)	207	2,214	3,267	4,552	10,240
Segment earnings (loss)	$46,140	$38,342	$12,652	$(12,358)	$84,776
Depreciation and amortization	6,719	14,138	1,480	38	22,375
Restructuring charges, net(Note 19)					1,592
AECL arbitration and legal costs					12,172
Gain on sale of investments(Note 20)					(1,691)
Change in fair value of embedded derivatives(Note 18)					(2,649)
Operating income from continuing operations					$52,977

(a)	excludes AECL arbitration and legal costs of $12.2 million

(b)	excludes gain on sale of investment of $1.7 million

Revenues by geographic location are summarized below:

Years ended October 31		Canada	US	Europe	Other	Total
	2013	$10,961	$149,718	$18,698	$53,413	$232,790
	2012	$10,147	$165,944	$23,960	$44,789	$244,840
	2011	$6,360	$178,213	$26,565	$62,889	$274,027

All Property, plant and equipment for continuing operations and goodwill of the Company is located in Canada. All of the goodwill is carried in Canada and allocated to Sterilization Technologies, $1.5 million, and Medical Isotopes, $0.9 million.

Significant customers

For the year ended October 31, 2013, one major customer in the Medical Isotopes segment accounted for $33.9 million or 15% (2012 - $51.8 million or 21%; 2011 - $60.8 million or 22%) of the Company’s revenues.